UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



                Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     STG Capital Management, LP

Address:  780 Third Avenue
          Suite 301
          New York, New York 10017


13F File Number:  28-11072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Stan Gonzalez
Title:    Chief Financial Officer
Phone:    212-521-3885


Signature, Place and Date of Signing:


   /s/ Stan Gonzalez          New York, New York            May 10, 2007
-----------------------     ----------------------     ----------------------
      [Signature]               [City, State]                  [Date]

Report Type:  (Check only one):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

  [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           35

Form 13F Information Table Value Total:    $ 121,768
                                           (thousands)


List of Other Included Managers:  NONE

                                                     FORM 13F INFORMATION TABLE
                                                     STG Capital Management, LP
COLUMN 1                        COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8

                                                          VALUE     SHARES/   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    X($1000)   PRN AMT   PRN  CALL  DISCRETION   MNGRS    SOLE     SHARED  NONE
--------------                --------------    -----    --------   -------   ---  ----  ----------   -----    ----     ------  ----
APPLE INC                     COM             037833100    2,509      27,000   SH           SOLE                27,000    0      0
APPLIED MICRO CIRCUITS CORP   COM             03822W109    2,433     666,600   SH           SOLE               666,600    0      0
ARIBA INC                     COM NEW         04033V203    6,152     654,473   SH           SOLE               654,473    0      0
ATHEROS COMMUNICATIONS INC    COM             04743P108    2,173      90,800   SH           SOLE                90,800    0      0
BEA SYS INC                   COM             073325102    3,553     306,500   SH           SOLE               306,500    0      0
BROADCOM CORP                 CL A            111320107    5,985     186,628   SH           SOLE               186,628    0      0
CHECK POINT SOFTWARE TECH LT  ORD             M22465104    1,711      76,800   SH           SOLE                76,800    0      0
CITRIX SYS INC                COM             177376100    2,883      90,000   SH           SOLE                90,000    0      0
DIVX INC                      COM             255413106    1,002      50,000   SH           SOLE                50,000    0      0
ELECTRONIC ARTS INC           COM             285512109    1,360      27,000   SH           SOLE                27,000    0      0
INFINEON TECHNOLOGIES AG      SPONSORED ADR   45662N103    6,931     445,150   SH           SOLE               445,150    0      0
INFORMATICA CORP              COM             45666Q102    3,019     224,734   SH           SOLE               224,734    0      0
INTEGRATED DEVICE TECHNOLOGY  COM             458118106    3,542     229,700   SH           SOLE               229,700    0      0
LAWSON SOFTWARE INC NEW       COM             52078P102    1,984     245,200   SH           SOLE               245,200    0      0
MANHATTAN ASSOCS INC          COM             562750109    2,195      80,010   SH           SOLE                80,010    0      0
NETLOGIC MICROSYSTEMS INC     COM             64118B100    4,285     161,000   SH           SOLE               161,000    0      0
NOKIA CORP                    SPONSORED ADR   654902204    4,962     216,500   SH           SOLE               216,500    0      0
NVIDIA CORP                   COM             67066G104    1,727      60,000   SH           SOLE                60,000    0      0
ON SEMICONDUCTOR CORP         COM             682189105    6,167     691,300   SH           SOLE               691,300    0      0
OPNEXT INC                    COM             68375V105    1,574     106,400   SH           SOLE               106,400    0      0
PACKETEER INC                 COM             695210104    2,235     180,000   SH           SOLE               180,000    0      0
QUIMONDA AG                   SPONSORED ADR   746904101    2,108     146,800   SH           SOLE               146,800    0      0
RESEARCH IN MOTION LTD        COM             760975102    5,378      39,400   SH           SOLE                39,400    0      0
SALESFORCE COM INC            COM             79466L302    6,534     152,610   SH           SOLE               152,610    0      0
SANDISK CORP                  COM             80004C101    2,825      64,500   SH           SOLE                64,500    0      0
SIGMA DESIGNS INC             COM             826565103    6,397     243,584   SH           SOLE               243,584    0      0
SILICON MOTION TECHNOLOGY CO  SPONSORED ADR   82706C108    7,954     353,162   SH           SOLE               353,162    0      0
SIRENZA MICRODEVICES INC      COM             82966T106    1,379     160,000   SH           SOLE               160,000    0      0
SUPPORTSOFT INC               COM             868587106    1,483     262,900   SH           SOLE               262,900    0      0
SYNTAX BRILLIAN CORP          COM             87163L103    4,816     573,375   SH           SOLE               573,375    0      0
TRIDENT MICROSYSTEMS INC      COM             895919108    1,605      80,000   SH           SOLE                80,000    0      0
UNITED MICROELECTRONICS CORP  SPONSORED ADR   910873207    5,853   1,840,500   SH           SOLE             1,840,500    0      0
WEBMETHODS INC                COM             94768C108    3,267     454,400   SH           SOLE               454,400    0      0
WEBSIDESTORY INC              COM             947685103    1,679     129,700   SH           SOLE               129,700    0      0
WHOLE FOODS MKT INC           COM             966837106    2,108      47,000   SH           SOLE                47,000    0      0





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